UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP AND INTERNATIONAL FUND

FORM N-Q

JULY 31, 2005

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS: ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 86.6%
CONSUMER DISCRETIONARY- 16.3%
Automobiles - 0.5%
4,510	Honda Motor Co., Ltd., Sponsored ADR	$116,223

Hotels, Restaurants & Leisure - 0.8%
16,680	Compass Group PLC, ADR	72,169
3,720	McDonald’s Corp.	115,953

		188,122

Household Durables - 0.6%
1,515	Electrolux AB, Sponsored ADR	67,986
2,425	Koninklijke Philips Electronics NV, New York Registered Shares	65,766

		133,752

Internet & Catalog Retail - 1.5%
2,850	Amazon.com Inc.*	128,734
8,120	IAC/InterActiveCorp*	216,804

		345,538

Leisure Equipment & Products - 1.0%
6,340	Hasbro Inc.	139,100
4,970	Mattel Inc.	92,690

		231,790

Media - 9.5%
4,720	Cablevision Systems Corp., New York Group, Class A Shares*	146,178
1,305	Clear Channel Communications Inc.	42,595
14,345	Comcast Corp., Special Class A Shares*	430,350
2,121	Discovery Holding Co., Class A Shares*	30,267
6,750	Interpublic Group of Cos. Inc.*	84,375
23,210	Liberty Media Corp., Class A Shares*	204,016
7,710	News Corp., Class B Shares	133,691
7,650	Pearson PLC, Sponsored ADR	92,259
3,120	Reed Elsevier PLC, Sponsored ADR	115,128
2,865	Reuters Group PLC, Sponsored ADR	117,007
22,000	Time Warner Inc.	374,440
2,620	Vivendi Universal SA, Sponsored ADR	83,264
13,860	Walt Disney Co.	355,370

		2,208,940

Specialty Retail - 2.4%
2,540	Bed Bath & Beyond Inc.*	116,586
7,630	Home Depot Inc.	331,981
11,380	Kingfisher PLC, Sponsored ADR	104,696

		553,263

	TOTAL CONSUMER DISCRETIONARY	3,777,628

CONSUMER STAPLES - 6.7%
Beverages - 3.0%
6,210	Coca-Cola Co.	271,750
730	Diageo PLC, Sponsored ADR	40,639
750	Molson Coors Brewing Co., Class B Shares	47,025
6,200	PepsiCo Inc.	338,086

		697,500

Food & Staples Retailing - 0.7%
1,220	Carrefour SA	57,828
4,220	Safeway Inc.	102,546

		160,374

Food Products - 1.3%
3,510	Unilever PLC, Sponsored ADR	136,995

See Notes to Schedule of Investments

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS: ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Food Products (continued)
2,410	Wm. Wrigley Jr. Co.	$171,448

		308,443

Household Products - 1.2%
4,950	Procter & Gamble Co.	275,368

Tobacco - 0.5%
2,750	British American Tobacco PLC, Sponsored ADR	109,835

	TOTAL CONSUMER STAPLES	1,551,520

ENERGY- 5.8%
Energy Equipment & Services - 1.2%
1,660	Baker Hughes Inc.	93,857
1,900	GlobalSantaFe Corp.	85,481
1,540	Weatherford International Ltd.*	97,451

		276,789

Oil, Gas & Consumable Fuels - 4.6%
2,100	Anadarko Petroleum Corp.	185,535
1,650	BP PLC, Sponsored ADR	108,702
2,150	Chevron Corp.	124,721
1,350	Exxon Mobil Corp.	79,313
1,320	Frontline Ltd.	55,414
1,560	Murphy Oil Corp.	82,742
1,970	PetroChina Co., Ltd., ADR	175,783
1,879	Royal Dutch Shell PLC, ADR, Class B Shares*	119,646
670	Total SA, Sponsored ADR	83,750
2,000	Williams Cos. Inc.	42,480

		1,058,086

	TOTAL ENERGY	1,334,875

FINANCIALS - 11.0%
Capital Markets - 2.2%
2,070	Lehman Brothers Holdings Inc.	217,619
4,815	Merrill Lynch & Co. Inc.	283,026

		500,645

Commercial Banks - 1.6%
3,990	ABN AMRO Holding NV, Sponsored ADR	99,630
645	Allied Irish Banks PLC, Sponsored ADR	27,935
2,485	BNP Paribas SA, ADR	89,895
2,200	Credit Suisse Group, Sponsored ADR	92,180
1,590	Lloyds TSB Group PLC, Sponsored ADR	54,283

		363,923

Consumer Finance - 1.2%
3,280	American Express Co.	180,400
4,040	MBNA Corp.	101,646

		282,046

Diversified Financial Services - 1.4%
3,030	ING Groep NV, Sponsored ADR	91,627
4,120	JPMorgan Chase & Co.	144,777
4,530	Zurich Financial Services AG, ADR*	80,294

		316,698

Insurance - 3.4%
1,110	Ambac Financial Group Inc.	79,743
5,980	American International Group Inc.	359,996
3,380	AXA, Sponsored ADR	92,274
1,910	Chubb Corp.	169,646
1,790	Manulife Financial Corp.	90,037

		791,696

See Notes to Schedule of Investments

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS: ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Real Estate - 0.5%
22,760	Henderson Land Development Co., Ltd., Sponsored ADR	$115,054

Thrifts & Mortgage Finance - 0.7%
2,440	MGIC Investment Corp.	167,335

	TOTAL FINANCIALS	2,537,397

HEALTH CARE - 15.4%
Biotechnology - 6.5%
4,415	Amgen Inc.*	352,096
9,020	Biogen Idec Inc.*	354,396
5,000	Chiron Corp.*	181,150
1,680	Genentech Inc.*	150,074
2,860	Genzyme Corp.*	212,813
4,300	ImClone Systems Inc.*	149,210
11,050	Millennium Pharmaceuticals Inc.*	114,146

		1,513,885

Health Care Providers & Services - 1.1%
5,010	UnitedHealth Group Inc.	262,023

Pharmaceuticals - 7.8%
3,970	Abbott Laboratories	185,121
4,710	Forest Laboratories Inc.*	188,023
2,890	GlaxoSmithKline PLC, Sponsored ADR	137,102
6,320	Johnson & Johnson	404,227
1,850	Novartis AG, Sponsored ADR	90,114
17,530	Pfizer Inc.	464,545
3,410	Sanofi-Aventis, ADR	147,653
3,940	Wyeth	180,255

		1,797,040

	TOTAL HEALTH CARE	3,572,948

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.4%
5,010	BAE Systems PLC, Sponsored ADR	108,341
3,850	Honeywell International Inc.	151,228
2,080	L-3 Communications Holdings Inc.	162,719
3,610	Raytheon Co.	141,981

		564,269

Air Freight & Logistics - 0.5%
4,555	TNT NV, ADR	115,745

Airlines - 0.4%
6,360	Southwest Airlines Co.	90,248

Electrical Equipment - 0.8%
2,770	Emerson Electric Co.	182,266

Industrial Conglomerates - 2.9%
6,240	General Electric Co.	215,280
2,070	HBOS PLC, Sponsored ADR	94,518
11,590	Tyco International Ltd.	353,148

		662,946

Machinery - 1.0%
2,290	Caterpillar Inc.	123,454
3,510	Pall Corp.	108,705

		232,159

Transportation Infrastructure - 0.4%
9,810	BAA PLC, Sponsored ADR	105,948

	TOTAL INDUSTRIALS	1,953,581

See Notes to Schedule of Investments

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS: ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.4%
15,390	Cisco Systems Inc.*	$294,718
15,650	Lucent Technologies Inc.*	45,855
6,500	Motorola Inc.	137,670
4,540	Nokia Oyj, Sponsored ADR	72,413

		550,656

Computers & Peripherals - 1.9%
5,275	Dell Inc.*	213,479
1,155	International Business Machines Corp.	96,396
3,830	SanDisk Corp.*	129,531

		439,406

Electronic Equipment & Instruments - 0.4%
3,880	Agilent Technologies Inc.*	101,811

Office Electronics - 0.4%
1,840	Canon Inc., Sponsored ADR	90,473

Semiconductors & Semiconductor Equipment - 5.3%
4,960	Applied Materials Inc.	91,562
2,700	Cree Inc. *	80,055
12,470	Intel Corp.	338,436
12,560	Micron Technology Inc.*	149,213
15,926	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	136,804
13,840	Texas Instruments Inc.	439,558

		1,235,628

Software - 2.6%
3,210	Advent Software Inc.*	77,136
1,920	Autodesk Inc.	65,645
17,760	Microsoft Corp.	454,834

		597,615

	TOTAL INFORMATION TECHNOLOGY	3,015,589

MATERIALS - 4.6%
Chemicals - 2.3%
2,830	BOC Group PLC, Sponsored ADR	108,021
1,800	Dow Chemical Co.	86,310
2,030	E.I. du Pont de Nemours & Co.	86,641
5,500	Engelhard Corp.	157,795
4,145	Syngenta AG, ADR*	86,216

		524,983

Construction Materials - 0.5%
3,500	CRH PLC, Sponsored ADR	100,730

Metals & Mining - 1.0%
6,205	Alcoa Inc.	174,050
1,290	POSCO, ADR	64,393

		238,443

Paper & Forest Products - 0.8%
2,765	Weyerhaeuser Co.	190,730

	TOTAL MATERIALS	1,054,886

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 3.5%
1,410	BT Group PLC, Sponsored ADR	57,105
3,005	China Netcom Group Corp. (Hong Kong) Ltd., Sponsored ADR	92,464
3,140	France Telecom SA, Sponsored ADR	97,026
4,280	KT Corp., Sponsored ADR	94,759
6,045	Portugal Telecom SGPS, SA, Sponsored ADR	57,851
4,420	SBC Communications Inc.	108,069

See Notes to Schedule of Investments

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS: ALL CAP AND INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Diversified Telecommunication Services (continued)
2,030	Telecom Corp. of New Zealand, Sponsored ADR	$69,730
1,566	Telefonica SA, Sponsored ADR	79,005
2,270	Telenor ADS	58,543
3,200	Verizon Communications Inc.	109,536

		824,088

Wireless Telecommunication Services - 1.2%
3,840	SK Telecom Co., Ltd., Sponsored ADR	82,445
7,250	Vodafone Group PLC, Sponsored ADR	187,267

		269,712

	TOTAL TELECOMMUNICATION SERVICES	1,093,800

UTILITIES - 0.7%
Gas Utilities - 0.4%
2,250	Centrica PLC, Sponsored ADR	92,893

Multi-Utilities - 0.3%
2,935	Suez SA, ADR	80,830

	TOTAL UTILITIES	173,723

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $19,092,525)	20,065,947

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 13.1%
Repurchase Agreements - 13.1%
$300,000	Interest in $665,885,000 joint tri-party repurchase agreement dated 7/29/05 with Deutche Bank Securities Inc., 3.290% due 8/1/05, Proceeds at maturity - $300,082; (Fully collateralized by various U.S. government agency obligations 0.000% to 6.625% due 2/6/06 to 6/13/33; Market value - $306,001)	300,000
1,285,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity - $1,285,353; (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $1,310,703)	1,285,000
200,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05, Proceeds at maturity - $200,055; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value - $204,001)	200,000
1,247,000	Interest in $576,470,000 joint tri-party repurchase agreement dated 7/29/05 with Morgan Stanley, 3.300% due 8/1/05, Proceeds at maturity - $1,247,343; (Fully collateralized by various U.S. government agency obligations 0.000% to 6.250% due 6/28/07 to 7/7/25; Market value - $1,272,303)	1,247,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,032,000)	3,032,000

	TOTAL INVESTMENTS - 99.7% (Cost - $22,124,525#)	23,097,947
	Other Assets in Excess of Liabilities - 0.3%	62,561

	TOTAL NET ASSETS - 100.0%	$23,160,508

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
ADS	— American Depositary Share

See Notes to Schedule of Investments

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS - ALL CAP AND INTERNATIONAL FUND

Summary of Investments by Country *

7/31/2005
United States	76.1%
United Kingdom	8.0%
France	3.2%
Bermuda	2.2%
Netherlands	2.1%
Switzerland	1.5%
South Korea	1.1%
Hong Kong	0.9%
Japan	0.9%
China	0.8%
Taiwan	0.6%
Ireland	0.6%
Canada	0.4%
Spain	0.3%
Finland	0.3%
New Zealand	0.3%
Sweden	0.3%
Norway	0.2%
Portugal	0.2%

100.0%

*	As a percentage of total investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Multiple Discipline Funds—All Cap and International Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Investment Funds Inc. (“Company”). The Company, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair Valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,150,235
Gross unrealized depreciation	(176,813)

Net unrealized appreciation	$973,422

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 28, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	September 28, 2005